SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 4,901,900	$ 4,709,300
Research and development credit carryforward	125,300	125,300
Related party accrued expenses	11,600	8,700
Accrued compensated absences	600	1,100
Valuation allowance	(5,039,400)	(4,844,400)
Deferred tax assets, net, total